Intangible Assets and Goodwill - Schedule of Total Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Amortization	$ 110	$ 226	$ 719	$ 980
Bed Licenses Included In Property And Equipment
Finite Lived Intangible Assets [Line Items]
Amortization	104	104	415	493
Lease Agreements
Finite Lived Intangible Assets [Line Items]
Amortization	$ 6	$ 122	$ 304	$ 487